TRADE AND NOTES RECEIVABLES	12 Months Ended
Dec. 31, 2017
TRADE AND NOTES RECEIVABLES
TRADE AND NOTES RECEIVABLES

14.    TRADE AND NOTES RECEIVABLES

	December 31,	December 31,
	2016	2017

Trade receivables	4,649,107	4,794,017
Less: provision for impairment	(462,571)	(482,020)
	4,186,536	4,311,997
Notes receivable	3,163,027	3,714,212
	7,349,563	8,026,209

As at December 31, 2017, except for trade and notes receivables of the Group amounting to RMB1,094 million which were denominated in USD (December 31, 2016: RMB458 million denominated in USD and RMB5 million in EUR), all trade and notes receivables were denominated in RMB (December 31, 2016: all in RMB).

Trade receivables are non-interest-bearing and are generally on terms of 3 to 12 months. Certain of the Group’s sales were on advance payments or documents against payment. In some cases, these terms are extended for qualifying long term customers that have met specific credit requirements. As at December 31, 2016 and 2017, the ageing analysis of trade and notes receivables was as follows:

	December 31,	December 31,
	2016	2017

Within 1 year	5,787,705	6,320,428
Between 1 and 2 years	557,602	505,493
Between 2 and 3 years	533,227	336,019
Over 3 years	933,600	1,346,289
	7,812,134	8,508,229
Less: provision for impairment	(462,571)	(482,020)
	7,349,563	8,026,209

As at December 31, 2016 and 2017, the ageing analysis of past due but not impaired trade and notes receivables was as follows:

	December 31,	December 31,
	2016	2017

Past due for 1 year	523,333	459,188
Past due for 1 to 2 years	505,774	295,928
Past due for over 2 years	412,028	781,832
	1,441,135	1,536,948
Not past due	5,710,535	6,137,627
	7,151,670	7,674,575

The credit quality of trade and notes receivables that are neither past due nor impaired is assessed by reference to the counterparties’ default history. As at December 31, 2016 and 2017, there was no history of default of these customers.

The balances of trade and notes receivables that were past due but not impaired relate to a number of individual customers for who have good credit record or by whom there were securities have been provided. Based on past experience, the directors of the Company are of the opinion that no provision for impairment is necessary in respect of these balances as there has not been a significant change in credit quality and the balances are still considered recoverable within 12 months as at December 31, 2016 and 2017.

Included in the Group’s trade and notes receivables are amounts due from the Group’s joint ventures and associates of RMB591 million (December 31, 2016: RMB38 million) and RMB97 million (December 31, 2016: nil), respectively, which are repayable on credit terms similar to those offered to the major customers of the Group.

As at December 31, 2017, the Group had pledged trade receivables amounting to RMB22 million and notes receivable amounting to RMB82 million for bank and other borrowings and to exchange notes receivable (December 31, 2016: trade receivables amounting to RMB36 million and notes receivable amounting to RMB34 million for bank and other borrowings) as set out in note 24 to the financial statements.

As at December 31, 2017, trade and notes receivables of RMB834 million (December 31, 2016: RMB660 million) of the Group were impaired and provisions of RMB482 million (December 31, 2016: RMB463 million) were made. The individually impaired receivables mainly relate to customers which are in unexpected difficult economic situations and it was expected that only a portion of these receivables would be recovered. The ageing analysis of these trade receivables is as follows:

	December 31,	December 31,
	2016	2017
Within 1 year	77,170	182,801
Between 1 and 2 years	34,269	46,305
Between 2 and 3 years	27,453	40,091
Over 3 years	521,572	564,457
	660,464	833,654
Provision for impairment	(462,571)	(482,020)
	197,893	351,634

Movements in the provision for impairment of trade and notes receivables are as follows:

	2016	2017
As at January 1,	510,336	462,571
Provision for impairment	5,862	29,663
Written off	(192)	(15,341)
Reversal	(53,435)	(6,395)
Others	—	11,522
As at December 31,	462,571	482,020

As at December 31, 2017, the Group derecognized notes receivable not yet due with a carrying amount in aggregate of RMB24,474 million (December 31, 2016: RMB11,456 million). In addition, as at December 31, 2017, the Group has not derecognized notes receivable not yet due with a carrying amount of RMB227 million (December 31, 2016: RMB479 million).

The derecognized notes receivable had a maturity of one to six months at the end of the reporting period. In accordance with the Law of Negotiable Instruments in the PRC, the holders of the derecognized notes receivable have a right of recourse against the Group if the PRC banks default (the "Continuing Involvement"). In the opinion of the directors, the Group has transferred substantially all risks and rewards relating to the derecognized notes receivable. Accordingly, it has derecognized the full carrying amounts of the derecognized notes receivable and the associated trade payables. The maximum exposure to loss from the Group's Continuing Involvement in the derecognized notes receivable and the undiscounted cash flows to repurchase these derecognized notes receivable is equal to their carrying amounts. In the opinion of the directors, the fair values of the Group's Continuing Involvement in the derecognized notes receivable are not significant.

During the year ended December 31, 2017, the Group has not recognized any gain or loss on the date of transfer of the derecognized notes receivable (2015: nil, 2016: nil). No gains or losses were recognized from the Continuing Involvement, both during the year or cumulatively. The endorsement has been made evenly throughout the year.